Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Issued capital [member]	Share premium [member]	Treasury shares [member]	Reserves [member]	OCI reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2021	$ 79,340		$ 1,736	$ 17,620	$ (3,994)	$ 54,001	$ (34,577)	$ 33,882	$ 68,669	$ 10,671
Profit of the period	2,474	[1],[2]						1,692	1,692	782
Other comprehensive income/(loss)	1,734						1,892		1,892	(158)
Total comprehensive income/(loss)	4,208						1,892	1,691	3,584	624
Dividends	(1,409)							(1,190)	(1,190)	(219)
Treasury shares	72				184			(112)	72
Share-based payments	259					254			254	5
Hyperinflation monetary adjustments	332							205	205	127
Scope and other changes	(51)							(42)	(42)	(9)
Ending balance at Jun. 30, 2022	82,750		1,736	17,620	(3,810)	54,254	(32,685)	34,435	71,550	11,200
Beginning balance at Dec. 31, 2022	84,278		1,736	17,620	(3,706)	54,477	(35,553)	38,823	73,398	10,880
Profit of the period	2,655							1,977	1,977	678
Other comprehensive income/(loss)	2,882						3,072		3,072	(189)
Total comprehensive income/(loss)	5,538						3,072	1,977	5,049	488
Dividends	(1,855)							(1,581)	(1,581)	(273)
Treasury shares	82				312			(230)	82
Share-based payments	244					232			232	12
Hyperinflation monetary adjustments	525							324	324	201
Scope and other changes	(29)							(44)	(44)	15
Ending balance at Jun. 30, 2023	$ 88,783		$ 1,736	$ 17,620	$ (3,393)	$ 54,709	$ (32,481)	$ 39,269	$ 77,460	$ 11,324

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.
[2]	The 2022 presentation was amended to conform to the 2023 presentation.